Capital and reserves - Share capital and share premium (Details) ₽ in Thousands							12 Months Ended
	May 14, 2021 shares	May 08, 2020 shares	Feb. 16, 2018 RUB (₽)	Jan. 29, 2018 RUB (₽)	Feb. 24, 2016 RUB (₽) shares	May 28, 2014 RUB (₽) shares	Dec. 31, 2022 RUB (₽) Vote shares	Dec. 31, 2021 RUB (₽) shares	Dec. 31, 2020 RUB (₽)	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares	Oct. 24, 2019 shares	Oct. 23, 2019 shares	Mar. 01, 2018 € / shares shares
Capital and reserves
Share capital							₽ 8,655	₽ 8,655
Number of shares issued but not fully paid | shares	317,860	317,860
Shareholder receivable							₽ 108	108
Increase in equity from issuance of shares								₽ 58	₽ 50
2016 Head Hunter Unit Option Plan
Capital and reserves
New shares issued under compensation plans | shares		317,860
Ordinary shares
Capital and reserves
Number of shares issued | shares		50,317,860					50,635,720	50,635,720
Number of shares authorised | shares							60,000,000	60,000,000				60,000,000	50,000,000
Par value | € / shares										€ 0.002	€ 0.002
Share capital							₽ 8,655	₽ 8,655
Number of shares newly issued | shares	317,860
Number of shares issued and fully paid | shares					99,000	1,000
Contribution in cash exchanged for issuance of shares					₽ 5,000,000
Number of shares prior to stock split | shares														100,000
Par value prior to stock split | € / shares														€ 1.00
Number of shares after stock split | shares														50,000,000
Par value after stock split | € / shares														€ 0.002
Votes per share | Vote							1
Share capital
Capital and reserves
Contribution in cash exchanged for issuance of shares						₽ 47
Increase in equity from issuance of shares					8,500			58	50
Share premium
Capital and reserves
Contribution in cash exchanged for issuance of shares							₽ 1,568,626	₽ 1,568,626	₽ 1,568,626
Increase in equity from issuance of shares					₽ 4,991,500
Reduction of share premium			₽ 3,422,874
Share premium | Judicial Ruling
Capital and reserves
Reduction of share premium				₽ 3,422,874